Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended
	Feb. 08, 2022	Apr. 30, 2022	Feb. 28, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock shares issued				613,758,126	609,768,296	504,274,890
Common stock par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Sale of Equity Method Investments			$ 3,900
Equity Method Investments				$ 10,228	$ 10,228
Business Combination, Consideration Transferred	$ 32,300			32,500
Deferred Offering Costs				$ 900
Other Assets [Member]
Subsequent Event [Line Items]
Equity Method Investments					$ 300	$ 300
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued		20,000,000
Common stock par or stated value per share		$ 9.7
Proceeds from Sale of Equity Method Investments			3,900
Gain (Loss) on Investments			$ 3,600
Stock Repurchased During Period, Shares		3,000,000
Subsequent Event [Member] | Safekeep, Inc Member [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 31,900